Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Jun. 30, 2019	Dec. 31, 2018
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 17,078	kr 16,374
Contingent liabilities
Guarantee commitments	4,184	4,032
Commitments
Committed undisbursed loans	56,344	50,814
Binding offers	kr 570	kr 744